CONVERTIBLE DEBT (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 ILS (₪)	Sep. 30, 2014 ILS (₪) ₪ / shares
Debt Instrument [Line Items]
Current balance	$ 24,917
Convertible Debt [Member]
Debt Instrument [Line Items]
Convertible bonds, aggregate par value | ₪			₪ 143,500
Bond purchase price expressed as a percentage of par value	96.50%
Convertible bonds, annual interest rate			5.00%
Debt instrument, term	5 years
Date of first required payment	Mar. 31, 2016
Convertible bonds, conversion price | (per share)	$ 27.62		₪ 100.815
Interest Payable	$ 196
Current balance	$ 15,724
Convertible Debt [Member] | ILS [Member]
Debt Instrument [Line Items]
Current balance | ₪		₪ 57,394